PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) m²	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Area of capitalized leasing rights from Israel Land Administration | m²	16,880
Lease period with Israel Land Administration	2058
Extension option for lease with Israel Land Administration (in years)	49 years
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of facilities, machinery and equipment | $	$ 493	$ 514